FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT - Risk classification of trade accounts receivable (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Expected credit losses	R$ 95,053	R$ 105,989	R$ 91,258
Trade accounts receivable
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Expected credit losses	31,962	21,109	R$ 34,763
Credit risk [member] | Trade accounts receivable
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Credit risk exposure	6,880,416	9,628,121
Expected credit losses	31,962	21,109
Credit risk [member] | Trade accounts receivable | Low | Current and overdue to up 30 days
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Credit risk exposure	6,549,975	9,430,244
Credit risk [member] | Trade accounts receivable | Average | Later than one month and not later than three months [member]
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Credit risk exposure	156,883	129,900
Credit risk [member] | Trade accounts receivable | High | Overdue more than 90 days
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Credit risk exposure	R$ 173,558	R$ 67,977